Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Accounts payable		$ 102,779	$ 121,493
Accrued interest on note		207,284	143,024
Accrued liabilities - other		39,503	14,510
Accounts payable and accrued liabilities, total	$ 397,849	$ 349,566	$ 279,027